OCC CASH RESERVES


                                                                JANUARY 10, 2001

DEAR SHAREHOLDER:

WE ARE PLEASED TO REPORT TO YOU ON THE INVESTMENT ACTIVITIES OF OCC CASH RESERVES (THE "FUND") FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2000. THE FUND CONTINUED TO MEET ITS OBJECTIVES OF PROVIDING SAFETY OF PRINCIPAL, LIQUIDITY AND MAXIMUM CURRENT INCOME THROUGH INVESTMENT IN TAXABLE AND TAX-EXEMPT MONEY MARKET SECURITIES. DETAILED INFORMATION FOR EACH OF THE FIVE PORTFOLIOS COMPRISING THE FUND IS PRESENTED IN THE INVESTMENT REVIEW AND FINANCIAL STATEMENTS THAT FOLLOW.

DURING THE FIRST HALF OF 2000, THE ECONOMY CONTINUED TO GROW. THE FEDERAL RESERVE BOARD (THE "FED") RAISED SHORT-TERM INTEREST RATES TO 6.5% IN ORDER TO SLOW THE ECONOMY AND CONTAIN POTENTIAL INFLATION. SINCE THE LAST RATE INCREASE ON MAY 16TH, THE ECONOMY HAS BEEN MODERATING AND THE STOCK MARKET HAS FALLEN PRECIPITOUSLY. PROFIT WARNINGS BY COMPANIES IN AN ARRAY OF INDUSTRIES FROM AUTOMOBILES, RETAIL, MANUFACTURING AND TECHNOLOGY CONTRIBUTED TO THE STOCK MARKET DECLINE. THE FED, ALWAYS VIGILANT FOR SIGNS OF INFLATION, NOW FINDS ITSELF FACING THE POSSIBILITY OF A FURTHER ECONOMIC SLOWDOWN IN 2001. INDEED, ON JANUARY 3RD, THE FED SURPRISED THE MARKETS BY LOWERING THE FEDERAL FUNDS RATE 50 BASIS POINTS TO 6.0%. THE FED DOES NOT USUALLY MAKE INTEREST RATE ADJUSTMENTS BETWEEN MEETINGS AND THIS INTERVENTION INDICATES THE FED'S SERIOUS CONCERNS ABOUT THE CONDITION OF THE STOCK MARKET AND A SLOWING ECONOMY. WE ANTICIPATE FUTURE FED EASING IN 2001.

WE AT THE FUND, TOGETHER WITH OPCAP ADVISORS, THE FUND'S INVESTMENT ADVISER, WANT TO THANK YOU FOR YOUR CONTINUED SUPPORT AND LOOK FORWARD TO THE OPPORTUNITY TO CONTINUE TO SERVE YOUR MONEY MARKET FUND NEEDS.




                                   SINCERELY,


                                   /s/ William P. McDaniel

                                   WILLIAM P. MCDANIEL
                                   PRESIDENT


OCC CASH RESERVES
1345 Avenue of the Americas
New York, N.Y. 10105

TAXABLE:
PRIMARY PORTFOLIO
GOVERNMENT PORTFOLIO

TAX-EXEMPT:
GENERAL MUNICIPAL PORTFOLIO
CALIFORNIA MUNICIPAL PORTFOLIO
NEW YORK MUNICIPAL PORTFOLIO

FOR MORE INFORMATION OR
ASSISTANCE WITH YOUR ACCOUNT
PLEASE CALL:
1-800-401-6672

INVESTMENT REVIEW

PRIMARY PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in a range of high-quality securities: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; and domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies.

ANNUAL REVIEW

During the fiscal year ended November 30, 2000, the daily dividends of the Primary Portfolio averaged 5.50% on an annual basis and 5.64% compounded monthly. At November 30, 2000, the Portfolio had a seven-day compounded yield of 5.98%, up from 4.91% at the beginning of the fiscal year. The average maturity of the Portfolio during the fiscal year ranged from a low of 36 days to a high of 60 days and on November 30, 2000, stood at 47 days.

GOVERNMENT PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities.

ANNUAL REVIEW

The Government Portfolio's daily dividend averaged 5.22% on an annual basis and 5.34% compounded monthly for the fiscal year ended November 30, 2000. On November 30, 2000, the seven-day compounded yield was 5.72%, up from 4.60% at November 30, 1999. The average maturity of the Portfolio during the year ranged from 21 days to 61 days. On November 30, 2000, it was 44 days.

GENERAL MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal income taxes by investing in a diversified portfolio of high-grade municipal money market securities. Investments include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

ANNUAL REVIEW

Daily dividends of the General Municipal Portfolio averaged 3.02% on an annual basis and 3.06% compounded monthly during the fiscal year ended November 30, 2000. For an investor not subject to the alternative minimum tax in the top federal income tax bracket of 39.6%, the effective compounded monthly yield was equivalent to a taxable return of 5.07%. The seven-day compounded yield on November 30, 2000 was 3.33% compared with the beginning of the fiscal year when it was 2.81%. Average maturity for the Portfolio ranged from 35 days to 63 days and on November 30, 2000, it was 48 days.

CALIFORNIA MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal and California personal income taxes by investing in a diversified portfolio of high-grade municipal money market securities. The California municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in the foregoing.

ANNUAL REVIEW

For the fiscal year ended November 30, 2000, daily dividends averaged 2.55% on an annual basis and 2.58% compounded monthly. For a person not subject to the alternative minimum tax in the top federal and California income tax brackets of 39.6% and 9.3%, respectively, the monthly compounded return would be equivalent to a taxable return of 4.71%. During the fiscal year ended November 30, 2000, the seven-day compounded yield increased from 2.48% at November 30, 1999 to 2.96% at November 30, 2000. The average maturity of the securities in the Portfolio ranged from 32 days to 70 days and stood at 45 days on November 30, 2000.

NEW YORK MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal, New York State and New York City income taxes by investing in a portfolio of high-grade municipal money market securities. The New York municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

ANNUAL REVIEW

During the fiscal year ended November 30, 2000, daily dividends averaged 2.90% on an annual basis and 2.94% compounded monthly. This is equivalent to an effective taxable yield of 5.45% for a person not subject to the alternative minimum tax in the top federal, New York State and New York City tax brackets of 39.6%, 6.85% and 3.83%, respectively. The seven-day compounded yield increased from 2.69% to 3.18% during the fiscal year ended November 30, 2000. The average maturity of the Portfolio ranged between 30 days to 66 days. On November 30, 2000, it stood at 42 days.

NOVEMBER 30, 2000
SCHEDULES OF INVESTMENTS

--------------------------------------------------------------------------------
PRIMARY PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.6%
$  30,000  ABN-Amro Bank North America
             Chicago Inc.,
             6.54%, 12/26/00 .................................. $     30,000,205
   90,000  Bank of Nova Scotia,
             6.53%-6.61%, 12/26/00-2/26/01 ....................       90,001,293
  100,000  Canadian Imperial Bank of
             Commerce,
             6.54%-6.62%, 12/11/00-1/31/01 ....................      100,000,000
   30,000  Natwest Bank,
             6.65%, 1/29/01 ...................................       30,000,486
   75,000  Rabobank Nederland NV,
             6.61%-6.70%, 12/18/00-2/1/01 .....................       75,000,000
   35,000  Svenska Handelsbanken Inc.,
             6.72%, 12/18/00 ..................................       35,000,000
  100,000  Toronto Dominion Bank,
             6.54%-6.89%, 12/18/00-12/27/00 ...................      100,000,233
                                                                  --------------
Total Certificates of Deposit
  (amortized cost--$460,002,217) ..............................      460,002,217
                                                                  --------------

COMMERCIAL PAPER--68.6%
   85,000  Abbey National North America,
             6.41%-6.43%, 12/18/00-3/19/01 ....................       84,175,130
   60,000  ABN-Amro North America
             Finance Inc.,
             6.45%-6.47%, 12/15/00-12/29/00 ...................       59,748,544
   32,000  American Express Credit Corp.,
             6.47%, 12/5/00 ...................................       31,976,996
   50,000  American General Finance Corp.,
             6.56%, 1/22/01 ...................................       49,526,222
   90,000  Associates Corporation of N.A.,
             6.50%-6.52%, 1/16/01-2/26/01 .....................       88,960,967
   30,000  Banc One Corp.,
             6.48%, 12/6/00 ...................................       29,973,000
   70,000  Banc One Financial Corp.,
             6.46%-6.53%, 12/4/00-1/29/01 .....................       69,657,408
   85,000  BankAmerica Corp,
             6.50%-6.51%, 1/29/01-3/26/01 .....................       83,664,300
   52,990  British Columbia (Province of),
             6.37%-6.43%, 2/15/01-3/14/01 .....................       52,136,759
   20,000  CIT Group Holdings, Inc.,
             6.52%, 12/11/00 ..................................       19,963,778
   24,000  Coca Cola Co.,
             6.44%, 12/4/00 ...................................       23,987,120

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
$  75,000  Daimler-Chrysler North America
             Holding Corp.,
             6.50%-6.52%, 12/26/00-2/12/01 .................... $     74,227,778
   45,000  Deere (John) Capital Corp.,
             6.49%, 12/11/00 ..................................       44,918,875
   71,598  Dover Corp.,
             6.52%-6.53%, 12/11/00-12/20/00 ...................       71,432,188
   80,000  Ford Motor Credit Corp.,
             6.45%-6.51%, 12/12/00-12/19/00 ...................       79,803,792
   30,000  General Electric Credit Capital
             Services of Puerto Rico.,
             6.50%, 12/7/00 ...................................       29,967,500
   58,450  General Electric Capital
             Services Inc.,
             6.46%-6.56%, 2/26/01-2/28/01 .....................       57,520,254
   76,166  General Motors Acceptance Corp.,
             6.47%-6.57%, 12/14/00-1/16/01 ....................       75,690,513
   25,000  Goldman Sachs Group L.P.,
             6.52%, 1/16/01 ...................................       24,791,722
   90,000  Halifax plc, 6.46%-6.60%,
             12/28/00-5/1/01 ..................................       88,545,308
   45,000  Household Financial Corp.,
             6.48%-6.58%, 12/11/00-1/8/01 .....................       44,805,798
   32,000  IBM Credit Corp.,
             6.56%, 1/11/01 ...................................       31,760,924
    4,300  Marsh & McLennan, Inc.,
             6.52%, 12/1/00 ...................................        4,300,000
   70,000  Morgan Stanley Dean Witter & Co.,
             6.47%-6.60%, 12/4/00-1/9/01 ......................       69,764,617
   94,425  Oesterreichische Kontrollbank AG,
             6.48%-6.65%, 1/16/01-2/6/01 ......................       93,431,793
   26,000  Prudential Funding Corp.,
             6.58%, 1/12/01 ...................................       25,800,407
  100,000  Queensland Treasury Corp.,
             6.42%-6.43%, 12/18/00-2/12/01 ....................       99,197,263
   97,000  Rio Tinto America Inc.,
             6.50%, 12/15/00-12/22/00 .........................       96,685,292
   77,000  Societe Generale NA, 6.46%-6.51%,
             12/12/00-2/20/01 .................................       76,214,330
   60,000  Svenska Handelsbanken Inc.,
             6.40%-6.53%, 2/13/01-5/2/01 ......................       58,786,650
   25,000  USAA Capital Corp.,
             6.50%, 12/1/00 ...................................       25,000,000
   25,000  Wal Mart Stores Inc.,
             6.51%, 1/30/01 ...................................       24,728,750
                                                                  --------------
Total Commercial Paper
  (amortized cost--$1,791,143,978) ............................    1,791,143,978
                                                                  --------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--10.9%
 $121,000  Federal Home Loan Bank,
             6.25%-6.27%, 12/6/00* ............................ $    121,000,000
   89,000  Freddie Mac, 6.50%-6.74%,
             1/19/01-10/2/01 ..................................       89,000,000
   76,000  Student Loan Marketing Association,
             6.76%-6.79%, 12/5/00-12/7/00* ....................       75,980,108
                                                                  --------------
Total U.S. Government Agencies
  (amortized cost--$285,980,108) ..............................      285,980,108
                                                                  --------------
Total Investments
  (amortized cost--$2,537,126,303+) ....................   97.1%   2,537,126,303
Other assets less liabilities ..........................    2.9       75,726,182
                                                          -----   --------------
Net Assets .............................................  100.0%  $2,612,852,485
                                                          =====   ==============

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--99.7%
FANNIE MAE--48.5%
   $3,500  6.34%, 3/15/01 ..................................... $      3,435,896
    3,327  6.36%, 12/26/00 ....................................        3,312,306
    7,450  6.38%, 12/14/00-12/20/00 ...........................        7,414,990
    1,155  6.40%, 12/7/00 .....................................        1,153,768
    8,232  6.43%, 12/11/00-2/15/01 ............................        8,146,566
    3,000  6.44%, 1/25/01 .....................................        2,970,483
    8,948  6.45%, 1/25/01 .....................................        8,859,825
                                                                     -----------
Total Fannie Mae
  (amortized cost--$35,293,834) ...............................       35,293,834
                                                                     -----------

FEDERAL HOME LOAN BANK--22.5%
    2,000  6.25%, 12/8/00 .....................................        2,000,000
    2,000  6.27%, 12/6/00 .....................................        2,000,000
    1,202  6.41%, 12/4/00 .....................................        1,201,358
    5,000  6.42%, 2/15/01 .....................................        4,932,234
    1,750  6.43%, 12/1/00 .....................................        1,749,999
    4,500  6.47%, 1/5/01-1/31/01 ..............................        4,462,348
                                                                     -----------
Total Federal Home Loan Bank
  (amortized cost--$16,345,939) ...............................       16,345,939
                                                                     -----------
FREDDIE MAC--23.2%
    5,000  6.38%, 12/14/00 ....................................        4,988,480
    3,000  6.40%, 12/5/00 .....................................        2,997,867
    3,000  6.41%, 12/21/00 ....................................        2,989,317
    3,000  6.42%, 2/22/01 .....................................        2,955,595

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
FREDDIE MAC (CONT'D)
   $2,000  6.45%, 12/26/00 .................................... $      1,991,042
    1,000  6.74%, 10/02/01 ....................................        1,000,000
                                                                     -----------
Total Freddie Mac
  (amortized cost--$16,922,301) ...............................       16,922,301
                                                                     -----------

STUDENT LOAN MARKETING ASSOCIATION--5.5%
    2,000  6.764%, 12/7/00 ....................................        1,999,557
    2,000  6.794%, 12/5/00 ....................................        1,999,339
                                                                     -----------
Total Student Loan Marketing Association
  (amortized cost--$3,998,896) ................................        3,998,896
                                                                     -----------
Total Investments
  (amortized cost--$72,560,970+) ......................    99.7%      72,560,970
Other assets less liabilities .........................     0.3          244,586
                                                          -----      -----------
Net Assets ............................................   100.0%     $72,805,556
                                                          =====      ===========
--------------------------------------------------------------------------------
GENERAL MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
ALABAMA--3.7%
   $1,500  Montgomery Pollution Control,
             4.25%, 12/7/00 ...................................       $1,500,000
           Phenix City EIR, Mead Proj.,
             (LC; Bayerische Vereinsbank)
    2,000    4.35%, 1/29/01 ...................................        2,000,000
    1,100    4.25%, 12/1/00* ..................................        1,100,000
                                                                     -----------
                                                                       4,600,000
                                                                     -----------
CALIFORNIA--0.7%
      900  Los Angeles Regional Arpt.
             Improvement Rev.,
             (LC; Societe Generale),
             4.15%, 12/1/00* ..................................          900,000
                                                                     -----------
COLORADO--3.3%
    4,100  Denver City & Cnty., Colorado
             Arpt Sys., (LC; Bayerische
             Landesbank Girozentrale),
             4.40%, 2/05/01 ...................................        4,100,000
                                                                     -----------
DELAWARE--2.4%
           State EDAR,
    1,900    Delmarva Gas & Power Co. Proj.,
             4.30%, 12/1/00* ..................................        1,900,000
    1,000    Delmarva Light & Power Co. Proj.,
             Ser. A, 4.30%, 12/1/00* ..........................        1,000,000
                                                                     -----------
                                                                       2,900,000
                                                                     -----------

NOVEMBER 30, 2000
SCHEDULES OF INVESTMENTS (CONTINUED)

GENERAL MUNICIPAL PORTFOLIO (CONT'D.)


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
FLORIDA--2.4%
   $1,400  Jacksonville PAR, 4.35%, 1/8/01 ..............         $    1,400,000
    1,500  St. Lucie Cnty. PAR,
             4.50%, 12/14/00 ............................              1,500,000
                                                                    ------------
                                                                       2,900,000
                                                                    ------------
GEORGIA--7.6%
    1,200  Burke Cnty. PCR, Ser. A, (FGIC),
             4.35%, 1/11/01* ............................              1,200,000
    2,100  Oglethorpe Power Co., (FGIC),
             4.15%, 12/6/00* ............................              2,100,000
    4,000  Muni. Elec. Auth., Ser. A,
             (LC; Morgan Guaranty Trust),
             4.20%-4.25%, 12/5/00-12/6/00, ..............              4,000,000
    2,000  State GO, Ser. C,
             5.75%, 9/1/01 ..............................              2,021,705
                                                                    ------------
                                                                       9,321,705
                                                                    ------------

ILLINOIS--12.5%
    3,100  Chicago O'Hare International
             Arpt. Rev., Ser. A, (LC; Bayerische
             Landesbank), 6.70%, 12/6/00* ...............              3,100,000
    1,100  Chicago O'Hare International
             Arpt. Rev., Ser. B, (LC; Societe
             Generale), 4.15%, 12/6/00* .................              1,100,000
    3,000  Chicago WR, (LC; Bank One),
             4.10%, 12/6/00* ............................              3,000,000
           Madison Cnty. EIR,
    1,000    Ser. A, 4.30%, 12/1/00* ....................              1,000,000
    1,200    Shell Wood River Proj., Ser. A,
             4.30%, 12/1/00* ............................              1,200,000
    1,500    Shell Wood River Refining,
             4.30%, 12/1/00* ............................              1,500,000
    2,900  State Dev. Fin. Auth., PCR,
             Ser. B-1, 4.20%, 12/6/00* ..................              2,900,000
    1,560  State STR, Ser. N,
             7.00%, 6/15/20 (Prerefunded @
             102, 6/15/01)++ ............................              1,612,282
                                                                    ------------
                                                                      15,412,282
                                                                    ------------

INDIANA--0.8%
    1,000  Indianapolis PIB, Ser. A,
             5.00%, 1/8/01 ..............................              1,000,711
                                                                    ------------

IOWA--1.3%
    1,600  State School, CAP, (FSA),
             4.75%, 2/1/01 ..............................              1,601,821
                                                                    ------------

KENTUCKY--1.6%
   $2,000  HEL, Student Loan Corp.,
             SLR, Ser. E, (AMBAC),
             4.05%, 12/6/00* ............................             $2,000,000
                                                                    ------------

LOUISIANA--2.5%
      500  Iberville Parish,
             Dow Chemical Co. Proj.,
             4.35%, 12/1/00* ............................                500,000
    1,300  Plaquemines Parish EIR,
             BP Exploration & Oil,
             4.30%, 12/1/00* ............................              1,300,000
    1,300  St. Charles Parish PCR,
             Shell Oil Co., Norco Proj.,
             4.30%, 12/1/00* ............................              1,300,000
                                                                    ------------
                                                                       3,100,000
                                                                    ------------

MARYLAND--3.5%
    1,000  Anne Arundel Cnty. EDR,
             4.30%, 1/8/01 ..............................              1,000,000
    1,250  Baltimore Cnty. Met. Dist.,
             5.70%, 7/1/01 ..............................              1,257,690
    2,000  Health & Higher Education, Ser. C,
             4.35%, 1/10/01 .............................              2,000,000
                                                                    ------------
                                                                       4,257,690
                                                                    ------------

MASSACHUSETTS--0.8%
    1,000  Muni. Electric Co., PSSR,
             Ser. C, 4.00% 12/6/00* .....................              1,000,000
                                                                    ------------

MICHIGAN--3.4%
    2,000  Delta Cnty. EIR, Mead-Escanaba
             Paper Co. (LC; Union Bank of
             Switzerland), 4.20% 12/1/00* ...............              2,000,000
    1,200  Michigan Univ. Rev.,
             Med. Svc. Plan, Ser. A,
             4.25%, 12/1/00* ............................              1,200,000
    1,000  Muni. Auth. Rev.,
             Ser C-1, 5.00%, 8/23/01 ....................              1,004,872
                                                                    ------------
                                                                       4,204,872
                                                                    ------------

MINNESOTA--0.8%
    1,000  School Dists., Tax & Aid
             Anticipation Ctfs.,
             Ser. B, 5.00%, 8/17/01 .....................              1,004,761
                                                                    ------------



--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
NEBRASKA--3.0%
           HEL Prog.,
             Student Loan, (LC; SLMA),
   $2,100       Ser. A, 4.25%, 12/6/00* .................             $2,100,000
    1,600       Ser. C, 4.25%, 12/6/00* .................              1,600,000
                                                                    ------------
                                                                       3,700,000
                                                                    ------------

NEVADA--1.0%
    1,220  Clark Cnty. HIR, Ser. N,
             (AMBAC), 5.50%, 7/1/01 .....................              1,228,094
                                                                    ------------

NEW JERSEY--2.9%
           GO,
    2,000    Ser. B, 6.25%, 1/15/01 .....................              2,005,011
    1,500    Ser. D, 5.25%, 2/15/01 .....................              1,503,297
                                                                    ------------
                                                                       3,508,308
                                                                    ------------

NEW YORK--4.1%
    1,000  Long Island Pwr. Auth. ESR,
             Ser. 6, (LC; ABN-Ambro Bank
             NV & Morgan Guaranty Trust),
             4.35%, 1/24/01*.............................              1,000,000
    2,500  MTA, 4.25%, 1/9/01 ...........................              2,500,000
    1,500  New York City Health & Hosp. Rev.,
             Ser. F, (LC; Commerzbank AG),
             3.80%, 12/6/00* ............................              1,500,000
                                                                    ------------
                                                                       5,000,000
                                                                    ------------

NORTH CAROLINA--2.9%
    3,500  Medical Care Commn. HR,
             Duke Univ. Hosp. Proj., Ser. C,
             (LC; Wachovia Bank N.A.)
             4.30%, 12/1/00* ............................              3,500,000
                                                                    ------------

OHIO--2.4%
    3,000  Hamilton Cnty. HR,
             Bethesda Hospital Inc.,
             (LC; RaboBank Nederland),
             4.10%, 12/7/00* ............................              3,000,000
                                                                    ------------

SOUTH CAROLINA--1.6%
    2,000  York Cnty. PCR, Duke Pwr. Co. Proj.,
             4.40%, 1/16/01* ............................              2,000,000
                                                                    ------------

TEXAS--16.7%
           Austin Util. Sys. Rev.,
   $1,708    4.30%, 12/11/00 ............................            $ 1,708,000
    1,000    6.88%, 5/15/07 (Prerefunded @
             102, 5/15/01)++ ............................              1,030,720
    1,000  Brazos HEA, Ser. B-1, (LC; SLMA),
             4.20%, 12/6/00* ............................              1,000,000
    1,500  Brazos River Hbr. Rev.,
             Dow Chemical Co. Proj.,
             Ser. A, 4.35%, 12/1/00* ....................              1,500,000
    1,500  Dallas Area Rapid Transit,
             STR, Ser. B, (LC; Westdeutsche
             Landesbank), 4.35%, 1/22/01 ................              1,500,000
    3,600  Gulf Coast WDA, PCR,
             Amoco Oil Co. Proj.,
             4.30%, 12/1/00* ............................              3,600,000
    1,600  Harris Cnty., PCR,
             4.50%, 1/29/01* ............................              1,600,000
      400  HEA Ser. B, (FGIC),
             4.20%, 12/6/00* ............................                400,000
    2,000  Houston TRAN, 5.00%, 6/30/01 .................              2,006,641
    2,200  North Central Health. Fac.
             Dev. Corp. Rev., Presbyterian
             Med. Ctr., Ser. C, (MBIA),
             4.15%. 12/1/00* ............................              2,200,000
    1,000  State FAR, Ser. A, (AMBAC),
             4.50%, 2/1/01 ..............................              1,000,555
    3,000  Texas A&M Univ., Ser. B,
             4.15%, 12/4/00 .............................              3,000,000
                                                                    ------------
                                                                      20,545,916
                                                                    ------------

VIRGINIA--1.0%
    1,175  Prince William Cnty., Ser. A,
             5.00%, 8/1/01 ..............................              1,180,286
                                                                    ------------

WASHINGTON--0.9%
    1,100  State Motor Vehicle
             Fuel Tax, Ser. B,
             6.00%, 6/01/01 .............................              1,108,993
                                                                    ------------

WISCONSIN--0.8%
    1,000  Milwaukee RAN,
             Ser. B, 5.25%, 8/30/01 .....................              1,007,020
                                                                    ------------
Total Investments
    (amortized cost--$104,082,459+)......................   84.6%    104,082,459
Other assets less liabilities ...........................   15.4      18,973,787
                                                           -----    ------------
Net Assets ..............................................  100.0%   $123,056,246
                                                           =====    ============


NOVEMBER 30, 2000
SCHEDULES OF INVESTMENTS (continued)

CALIFORNIA MUNICIPAL PORTFOLIO


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS & NOTES--93.7%
   $1,600  Anaheim CP, 1993 Ref. Projs.,
             (AMBAC), 3.75%, 12/6/00* ...................             $1,600,000
    2,000  Eastern Municipal WD, WSR, CP,
             Ser. B., (FGIC),
             3.60%, 12/7/00* ............................              2,000,000
    1,000  Fresno Cnty, TRAN,
             5.00%, 7/2/01 ..............................              1,004,195
    2,400  Golden Empire School Finc. Auth.,
             Kern High School Dist., Ser. A,
             (LC; Canadian Imperial Bank
             of Commerce), 3.80%, 12/6/00* ..............              2,400,000
    2,000  Golden Gate Bridge HTA,
             3.65%, 1/8/01 ..............................              2,000,000
      700  HFFAR, Hospital Adventist,
             Ser. C, (MBIA), 4.05%, 12/1/00* ............                700,000
           Irvine Ranch WD,
      500    (LC; Commerzbank AG),
             3.80%, 12/1/00* ............................                500,000
      700    (LC; Toronto-Dominion Bank),
             3.80%, 12/1/00* ............................                700,000
    1,800  Los Angeles Cnty.
             Capital Asset Leasing Corp.,
             3.60%, 12/4/00 .............................              1,800,000
    3,600  Los Angeles Cnty. MTA, Ser. A,
             3.75%-4.05%, 2/6/01-3/5/01 .................              3,600,000
    3,000  Los Angeles Cnty. WP Electric Plant,
             3.75%-4.00%, 1/11/01 .......................              3,000,000
    1,000  Los Angeles Cnty. WWS,
             3.85%, 1/10/01 .............................              1,000,000
      759  Orange Cnty. Impt. Act 1915,
             (LC; Societe Generale),
             4.05%, 12/1/00* ............................                759,000
           Orange Cnty. Sanitation Dists.,
    2,000    CP, (AMBAC),
             3.60%, 12/7/00* ............................              2,000,000
      500    CP, (LC; Societe Generale),
             4.10%, 12/1/00* ............................                500,000
    1,500  Orange Cnty. WD, CP, Ser. B,
             (LC; Bayerische Landesbank),
             3.80%, 12/1/00* ............................              1,500,000
    1,050  PCFA, PCR,
             Ref. Exxon Proj.,
             4.05%, 12/1/00* ............................              1,050,000
           PCFA Res. Recovery Rev.,
    2,300    Ser. A, Atlantic Richfield Co.,
             4.15%, 12/1/00* ............................              2,300,000


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
           PCFA Res. Recovery Rev., (cont'd)
   $3,000  Burney Forest Prods.,
             (LC; Fleet Bank, N.A.),
             3.90%, 12/1/00* ............................             $3,000,000
    4,500  PCFA, SWDR, Ser. B,
             Shell Oil Co., Martinez Proj.,
             Ser. A & B, 4.10%, 12/1/00* ................              4,500,000
    1,450  Sacremento Muni. Utility Dist.,
             Ser I, 3.90%-3.95%, 12/11/00 ...............              1,450,000
    1,300  San Bernardino Cnty., CP,
             Med. Ctr. Proj., (MBIA),
             3.80%, 12/6/00* ............................              1,300,000
    2,000  San Diego Cnty., Unified Port. Dist.,
             Ser. A, 3.45%, 12/5/00 .....................              2,000,000
    2,000  San Diego Cnty.,
             Unified School District, TRAN,
             Ser. A, 5.25%, 10/4/01 .....................              2,021,248
    2,600  San Diego Cnty., Ser. B1,
             3.70%-3.85%, 1/8/01 ........................              2,600,000
    2,000  San Francisco Bay Area Transit,
             3.750%-3.90%, 12/4/00-3/1/01 ...............              2,000,000
    1,600  San Joaquin Cnty. TA,
             3.70%, 01/16/01 ............................              1,600,000
    1,500  Santa Anna, Health Fac. Rev.,
             (LC; Banque Nationale Paris)
             4.15%, 12/1/00* ............................              1,500,000
    1,000  Santa Barbara Cnty.,
             Schools Finc. Auth., TRAN,
             5.00%, 6/29/01 .............................              1,004,025
    1,700  SCDAR, CP,
             (MBIA), 3.80%, 12/1/00* ....................              1,700,000
    1,500  SCDAR,
             John Muir/Mt. Diablo Health
             Proj., (AMBAC), 3.80%,
             12/1/00* ...................................              1,500,000
    1,000  SCDAR,
             TRAN, Ser. A, (FGIC),
             5.25%, 6/29/01 .............................              1,005,405
    2,000  School Cash Reserve
             Prog. Auth., Ser. A, (AMBAC),
             5.25%, 7/3/01 ..............................              2,011,011
      973  Southeast Res. Recovery Facs. Auth.,
             Ser. A, (LC; Bayerische
             Landesbank),
             3.85%, 12/6/00* ............................                973,000
    1,000  So. Calif. Pub. PAR,
             Palo Verde Proj., Ser. C,
             (AMBAC), 3.75%, 12/6/00* ...................              1,000,000

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS & NOTES (CONT'D)
   $2,100  Southern Transmission Proj.,
             (LC; Barclays Bank plc),
             3.75%, 12/6/00* ............................             $2,100,000
    2,385  State, GO,
             3.55%-3.80%, 12/4/00-2/5/01 ................              2,385,000
    1,985  TFAR, (FSA),
             3.90%, 12/6/00* ............................              1,985,000
    2,400  Transmission Auth. of
             Northern Calif.,
             3.60%, 12/6/00-1/9/01 ......................              2,400,000
    1,000  University of Calif.,
             Regents Ser. A,
             4.10%, 1/29/01 .............................              1,000,000
    1,000  West Contra Costa, TRAN,
             Union School Dist.,
             4.50%, 12/6/00 .............................              1,000,079
                                                                    ------------

Total California Municipal Bonds & Notes
  (amortized cost--$70,447,963) .........................             70,447,963
                                                                    ------------

TAX-EXEMPT COMMERCIAL PAPER--3.6%
PUERTO RICO--3.6%
    2,700  Puerto Rico Gov't. Dev. Bank,
             3.75%, 5/14/01
             (amortized cost--$2,700,000) ...............              2,700,000
                                                                    ------------

Total Investments
  (amortized cost--$73,147,963+) ........................    97.3%    73,147,963
Other assets less liabilities ...........................     2.7      2,009,031
                                                            -----   ------------
Net Assets ..............................................   100.0%   $75,156,994
                                                            =====   ============

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL BONDS & NOTES--96.4%
   $2,700  Babylon, IDA, (LC; Union Bank
             of Switzerland AG),
             4.20%, 12/1/00* ............................             $2,700,000
    1,000  Broome Cnty., BAN,
             4.75%, 4/3/01 ..............................              1,001,777
    1,900  Great Neck North WSR, Ser. A, (FGIC)
             4.00%, 12/6/00*...         . ...............              1,900,000
    2,000  Half Hollow Hills Central Sch. Dist. TAN,
             4.80% 6/29/01...............................              2,005,518
2,900      Long Island Power Auth., ESR, Ser. 6,
             (LC; ABN-Amro Bank NV & Morgan
             Guaranty Trust)
             4.10%, 12/1/00*. ...........................              2,900,000

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
   $2,000  MTA Transit Facilities TRAN, Special
             Obligation, Ser. 98-Sub. Ser. B,
             (LC; ABN-Amro Bank NV),
             4.20%-4.30%, 12/4/00-3/5/01. ...............             $2,000,000
    2,000  Muni. Assistance Corp., Ser. M,
             5.00%, 7/1/01 ..............................              2,007,867
           New York City, GO,
    2,000    Ser. A, TRAN
             5.00%, 4/12/01*.. ..........................              2,005,723
      500    Ser. B-2,
             (LC; Morgan Guaranty Trust),
             4.50%, 12/1/00* ............................                500,000
      300    Ser. C,
             (LC; Morgan Guaranty Trust),
             4.50%, 12/1/00* ............................                300,000
    2,000  New York City Health & Hosp. Corp.
             Rev., Ser. F,
             (LC; Commerzbank AG)
             3.80%, 12/6/00* ............................              2,000,000
    1,500  New York City Muni., Water Fin.,
             4.25%, 2/22/01 .............................              1,500,000
    2,000  New York City Transitional FAR,
             Future Tax, Sec. D-Ser. A-1,
             (LC; Societe Generale),
             4.05%, 12/6/00* ............................              2,000,000
    2,000  New York City Trust CRR,
             Carnegie Hall,
             (LC; Westdeutsche Landesbank),
             4.20%, 12/6/00* ............................              2,000,000
    1,300  Soloman R. Guggenheim, Ser. B,
             (LC; Westdeutsche Landesbank),
             4.10%, 12/1/00* ............................              1,300,000
           State DAR,
    1,500    Public Library - Ser. A, (MBIA),
             3.80%, 12/6/00* ............................              1,500,000
      600    Memorial Sloan-Kettering Cancer Center,
             (LC; Chase Manhattan Bank),
             4.15%, 12/1/00* ............................                600,000
    1,600    Oxford University Press Inc.,
             (LC; Landesbank Hessen),
             3.90%, 12/6/00* ............................              1,600,000
    4,000    Ser. 1997,
             4.10%-4.15%, 12/11/00-1/8/01 ...............              4,000,000

NOVEMBER 30, 2000

SCHEDULES OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL PORTFOLIO (CONT'D.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
NEW YORK MUNICIPAL BONDS & NOTES (CONT'D)
   $2,200  State Environmental GO,
             Ser. 1997A,
             (LC; Bayerische Landesbank),
             4.20%, 2/5/01 ..............................             $2,200,000
           State ERDA, PCR,
    1,600    Niagara Mohawk Power Corp.
             Proj., Ser. A,
             (LC; Toronto Dominion Bank),
             4.20% 12/1/00* .............................              1,600,000
    1,000    Niagara Power Corp. Proj., Ser. B,
             (LC; Morgan Guaranty Trust),
             4.55%, 12/1/00* ............................              1,000,000
    2,300    State Electric & Gas, Ser. C,
             (LC; Morgan Guaranty Trust),
             4.00%, 12/1/00* ............................              2,300,000
      900    STATE ELECTRIC & GAS, SER. D
             (LC; BANK ONE CHICAGO),
             4.00%, 12/1/00* ............................                900,000
    1,300    Rochester Elec. & Gas Corp., Ser. A,
             (MBIA),
             3.90%, 12/6/00* ............................              1,300,000
    1,600  State Housing FAR, Normandie Ct.,
             (LC; Landesbank Hessen),
             4.00%, 12/6/00* ............................              1,600,000
    1,000  State JDA,
             Ser. B1-B9,
             4.30%, 12/1/00* ............................              1,000,000

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)                                                                      VALUE
--------------------------------------------------------------------------------
           State LGAC,
   $1,000    Ser. A,
             7.00%, 4/1/16
             (Prerefunded @ 102, 4/1/01)++ ..............           $  1,028,042
    2,000    Ser. B,
             7.50%, 4/1/20
             (Prerefunded @ 102, 4/1/01)++ ..............              2,060,252
    2,500    Ser. E, (LC; Societe Generale),
             4.00%, 12/6/00* ............................              2,500,000
    1,900  New York St. MCF, FAR,
             Lenox Hill Hospital, Ser. A,
             (LC; Chase Manhattan Bank),
             3.90%, 12/6/00* ............................              1,900,000
      950  New York St. TA, (FGIC),
             4.15%, 12/1/00* ............................                950,000
           Port Auth. of New York & New Jersey,
    2,130    Ser. B,
             4.20%, 1/9/01-2/1/01 .......................              2,130,000
      200    Versatile Structure Obligation,
             4.10%, 12/1/00* ............................                200,000
                                                                    ------------

Total New York Municipal Bonds & Notes
   (amortized cost--$56,489,179) ........................             56,489,179
                                                                    ------------

TAX-EXEMPT COMMERCIAL PAPER--2.4%
PUERTO RICO--2.4%
    1,437  Puerto Rico Gov't. Dev. Bank,
              4.00%, 2/20/01
             (amortized cost--$1,437,000) ...............              1,437,000
                                                                    ------------

Total Investments
   (amortized cost--$57,926,179+) .......................     98.8%   57,926,179
Other assets less liabilities. ..........................      1.2       688,954
                                                             -----  ------------
Net Assets. .............................................    100.0%  $58,615,133
                                                             =====  ============

--------------------------------------------------------------------------------
+ Federal income tax basis of investment securities is the same as for financial reporting purposes.
++ Bonds which are pre-refunded are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
* Variable Rate Demand Notes. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on November 30, 2000.

Abbreviations:
 AMBAC        Insured by American Mortgage Bond Assurance
               Corporation
 BAN          Bond Anticipation Notes
 CAP          Cash Anticipation Programs
 CP           Certificates of Participation
 CRR          Cultural Resources Revenue
 DAR          Dormitory Authority Revenue
 EDAR         Economic Development Authority Revenue
 EDR          Economic Development Revenue
 ERDA         Energy Research and Development Authority
 ESR          Electric System Revenue
 EIR          Environment Improvement Revenue
 FAR          Finance Authority Revenue
 FGIC         Insured by Financial Guaranty Insurance
                Corporation
 FSA          Insured by Financial Security Assurance
 GO           General Obligation
 HEA          Higher Education Authority
 HEL          Higher Education Loan
 HFFAR        Health Facilities Financing Authority Revenue
 HIR          Highway Improvement Revenue
 HR           Hospital Revenue
 HTA          Highway and Thruway Authority
 IDA          Industrial Development Authority
 JDA          Job Development Authority
 LC           Letter of Credit
 LGAC         Local Government Assistance Corp.
 MBIA         Insured by Municipal Bond Investors Assurance
 MCF          Medical Care Facility
 MTA          Metropolitan Transportation Authority
 PAR          Power Authority Revenue
 PCFA         Pollution Control Financing Authority
 PCR          Pollution Control Revenue
 PIB          Public Improvement Board
 PSSR         Power Supply System Revenue
 RAN          Revenue Anticipation Notes
 SCDAR        Statewide Communities Development Authority
                Revenue
 SLMA         Student Loan Marketing Association
 SLR          Student Loan Revenue
 STR          Sales Tax Revenue
 SWDR         Solid Waste Disposal Revenue
 TA           Transit Authority
 TAN          Tax Anticipation Notes
 TFAR         Transit Finance Authority Revenue
 TRAN         Tax Revenue Anticipation Notes
 WD           Water District
 WDA          Waste Disposal Authority
 WP           Water and Power
 WR           Water Revenue
 WSR          Water and Sewer Revenue
 WWS          Waste Water System


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOVEMBER 30, 2000
STATEMENTS OF ASSETS AND LIABILITIES

                                           --------------   --------------   --------------  --------------   --------------
                                                                                 GENERAL       CALIFORNIA       NEW YORK
                                              PRIMARY         GOVERNMENT        MUNICIPAL      MUNICIPAL        MUNICIPAL
                                             PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                           --------------   --------------   --------------  --------------   --------------
ASSETS:
   Investments, at value
     (amortized cost--
     $2,537,126,303, $72,560,970,
     $104,082,459, $73,147,963 and
     $57,926,179, respectively) .......... $2,537,126,303      $72,560,970     $104,082,459     $73,147,963      $57,926,179
   Cash ..................................         82,032           54,216           60,363          76,019               --
   Receivable for investments
     called ..............................             --               --        2,110,000          27,000          100,000
   Receivable for shares sold ............     69,193,083          299,033       16,196,138       1,523,174          437,764
   Interest receivable ...................     14,296,522          130,539          857,434         540,285          359,752
   Prepaid expenses and other assets .....         61,872           10,830            7,291           2,720            2,614
                                           --------------   --------------   --------------  --------------   --------------
     Total Assets ........................  2,620,759,812       73,055,588      123,313,685      75,317,161       58,826,309
                                           --------------   --------------   --------------  --------------   --------------

LIABILITIES:
   Due to custodian ......................             --               --               --              --           76,094
   Investment advisory fee payable .......        848,825           34,801           43,502          30,974           21,966
   Distribution fee payable ..............        520,270           15,434           21,891          15,487           11,863
   Payable for shares redeemed ...........          4,757            1,200               --              --               --
   Dividend payable ......................      5,747,657          160,133          139,519          84,809           73,451
   Accrued expenses ......................        785,818           38,464           52,527          28,897           27,802
                                           --------------   --------------   --------------  --------------   --------------
     Total Liabilities ...................      7,907,327          250,032          257,439         160,167          211,176
                                           --------------   --------------   --------------  --------------   --------------
     Net Assets .......................... $2,612,852,485      $72,805,556     $123,056,246     $75,156,994      $58,615,133
                                           ==============   ==============   ==============  ==============   ==============

COMPOSITION OF NET ASSETS:
   Par value ($0.0001 per share,
      10 billion shares
      authorized for each Portfolio) ..... $      261,289      $     7,283     $     12,314     $     7,519      $     5,864
   Paid-in-capital in excess of par ......  2,612,593,503       72,798,130      123,080,290      75,174,336       58,630,666
   Accumulated net realized gain
      (loss) on investments ..............         (2,307)             143          (36,358)        (24,861)         (21,397)
                                           --------------   --------------   --------------  --------------   --------------
     Net Assets .......................... $2,612,852,485      $72,805,556     $123,056,246     $75,156,994      $58,615,133
                                           ==============   ==============   ==============  ==============   ==============

   Shares outstanding ....................  2,612,893,962       72,827,606      123,143,735      75,188,437       58,639,728
                                           --------------   --------------   --------------  --------------   --------------
   NET ASSET VALUE PER SHARE .............          $1.00            $1.00            $1.00           $1.00            $1.00
                                                    =====            =====            =====           =====            =====


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

YEAR ENDED NOVEMBER 30, 2000
STATEMENTS OF OPERATIONS

                                           --------------   --------------   --------------  --------------   --------------
                                                                                 GENERAL       CALIFORNIA       NEW YORK
                                              PRIMARY         GOVERNMENT        MUNICIPAL      MUNICIPAL        MUNICIPAL
                                             PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                           --------------   --------------   --------------  --------------   --------------
INVESTMENT INCOME:
    Interest ..............................  $161,322,438       $5,286,319       $4,501,245      $2,396,824       $2,165,323
                                           --------------   --------------   --------------  --------------   --------------

EXPENSES:
    Investment advisory fees ..............    10,420,235          426,359          560,923         342,477          278,265
    Distribution fees .....................     6,387,647          213,179          283,846         171,238          139,132
    Transfer agent fees ...................     1,684,069           45,540           62,280          23,460           67,156
    Administrative services fees ..........     1,277,529           42,636           56,769          34,248           27,826
    Shareholder servicing fees ............       518,475           23,599           27,610          13,542           15,504
    Directors' fees and expenses ..........       194,109           10,204           12,285           9,050            7,173
    Custodian fees ........................       189,513           30,618           37,687          17,798           12,149
    Reports to shareholders ...............       163,620            7,007            8,014           5,286            4,664
    Legal fees ............................        64,182            1,256            2,061           1,884            1,644
    Audit and tax service fees ............        38,784           15,137           21,557          20,300           15,932
    Registration fees .....................        23,583           19,993           20,553           1,572            1,580
    Insurance expense .....................        16,383            2,556            3,270           2,177            2,184
    Miscellaneous .........................        62,333            3,861            4,318           3,043            2,674
                                           --------------   --------------   --------------  --------------   --------------
     Total expenses .......................    21,040,462          841,945        1,101,173         646,075          575,883
     Less: investment advisory
            fees waived ...................           ---              ---              ---             ---          (15,795)
          expense offset ..................          (448)            (475)          (1,243)         (1,896)          (3,973)
                                           --------------   --------------   --------------  --------------   --------------
     Net expenses .........................    21,040,014          841,470        1,099,930         644,179          556,115
                                           --------------   --------------   --------------  --------------   --------------
         Net investment income ............   140,282,424       4,444,849         3,401,315       1,752,645        1,609,208
    Net realized gain (loss) on
     investments ..........................        (2,307)             143               --              --               --
                                           --------------   --------------   --------------  --------------   --------------
    Net increase in net assets
     resulting from operations ............  $140,280,117       $4,444,992       $3,401,315      $1,752,645       $1,609,208
                                           ==============   ==============   ==============  ==============   ==============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                   PRIMARY PORTFOLIO                      GOVERNMENT PORTFOLIO
                                        ------------------------------------    ------------------------------------
                                                 YEAR ENDED NOVEMBER 30,                 YEAR ENDED NOVEMBER 30,
                                        ------------------------------------    ------------------------------------
                                                2000                1999                2000                1999
                                        ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income..............  $    140,282,424    $    104,396,133    $      4,444,849    $      3,926,262
   Net realized gain (loss) on
     investments......................            (2,307)              3,367                 143                 484
                                        ----------------    ----------------    ----------------    ----------------
     Net increase in net assets
        resulting from operations            140,280,117         104,399,500           4,444,992           3,926,746
                                        ----------------    ----------------    ----------------    ----------------


DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income..............      (140,282,424)       (104,396,133)         (4,444,849)         (3,926,262)
   Net realized gains.................            (2,711)                 --                (744)                 --
                                        ----------------    ----------------    ----------------    ----------------
    Total dividends and distributions
     to shareholders..................      (140,285,135)       (104,396,133)         (4,445,593)         (3,926,262)
                                        ----------------    ----------------    ----------------    ----------------

CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
    Net proceeds from the
     sale of shares...................    21,397,140,757      16,680,730,656         400,353,709         389,179,482
   Reinvestment of dividends
     and distributions................       138,231,799         103,977,710           4,405,731           3,933,944
   Cost of shares redeemed               (21,385,817,211)    (16,893,848,229)       (415,976,326)       (421,236,776)
                                        ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in
        net assets from capital
        share transactions............       149,555,345        (109,139,863)        (11,216,886)        (28,123,350)
                                        ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in
     net assets.......................       149,550,327        (109,136,496)        (11,217,487)        (28,122,866)

NET ASSETS:
   Beginning of year..................     2,463,302,158       2,572,438,654          84,023,043         112,145,909
                                        ----------------    ----------------    ----------------    ----------------
   End of year........................  $  2,612,852,485    $  2,463,302,158    $     72,805,556    $     84,023,043
                                        ================    ================    ================    ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                               GENERAL MUNICIPAL PORTFOLIO           CALIFORNIA MUNICIPAL PORTFOLIO
                                        ------------------------------------    ------------------------------------
                                                 YEAR ENDED NOVEMBER 30,                 YEAR ENDED NOVEMBER 30,
                                        ------------------------------------    ------------------------------------
                                                2000                1999                2000                1999
                                        ----------------    ----------------    ----------------    ----------------
OPERATIONS:
   Net investment income..............  $      3,401,315    $      3,029,287    $      1,752,645    $      1,362,890
   Net realized gain (loss) on
     investments......................                --               6,476                  --                   5
                                        ----------------    ----------------    ----------------    ----------------
     Net increase in net assets
        resulting from operations              3,401,315           3,035,763           1,752,645           1,362,895
                                        ----------------    ----------------    ----------------    ----------------


DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income..............        (3,401,315)         (3,029,287)         (1,752,645)         (1,362,890)
   Net realized gains.................                --                  --                  --                  --
                                        ----------------    ----------------    ----------------    ----------------
    Total dividends and distributions
     to shareholders..................        (3,401,315)         (3,029,287)         (1,752,645)         (1,362,890)
                                        ----------------    ----------------    ----------------    ----------------

CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
    Net proceeds from the
     sale of shares...................       772,253,071         861,154,301         498,367,783         416,303,954
   Reinvestment of dividends
     and distributions................         3,368,153           3,040,600           1,719,696           1,355,458
   Cost of shares redeemed............      (772,567,434)       (916,014,947)       (491,399,463)       (421,583,010)
                                        ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in
        net assets from capital
        share transactions............         3,053,790         (51,820,046)          8,688,016          (3,923,598)
                                        ----------------    ----------------    ----------------    ----------------
   Total increase (decrease) in
     net assets.......................         3,053,790         (51,813,570)          8,688,016          (3,923,593)

NET ASSETS:
   Beginning of year..................       120,002,456         171,816,026          66,468,978          70,392,571
                                        ----------------    ----------------    ----------------    ----------------
   End of year........................  $    123,056,246    $    120,002,456    $     75,156,994    $     66,468,978
                                        ================    ================    ================    ================

                                            NEW YORK MUNICIPAL PORTFOLIO
                                        ------------------------------------
                                               YEAR ENDED NOVEMBER 30,
                                        ------------------------------------
                                              2000                 1999
                                        ----------------    ----------------
OPERATIONS:
   Net investment income..............  $      1,609,208    $      1,457,800
   Net realized gain (loss) on
     investments......................                --                  --
                                        ----------------    ----------------
     Net increase in net assets
        resulting from operations              1,609,208           1,457,800
                                        ----------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income..............        (1,609,208)         (1,457,800)
   Net realized gains.................                --                  --
                                        ----------------    ----------------
    Total dividends and distributions
     to shareholders..................        (1,609,208)         (1,457,800)
                                        ----------------    ----------------

CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
    Net proceeds from the
     sale of shares...................       339,427,866         403,092,986
   Reinvestment of dividends
     and distributions................         1,533,530           1,433,608
   Cost of shares redeemed............      (337,626,875)       (433,394,287)
                                        ----------------    ----------------
     Net increase (decrease) in
        net assets from capital
        share transactions............         3,334,521         (28,867,693)
                                        ----------------    ----------------
   Total increase (decrease) in
     net assets.......................         3,334,521         (28,867,693)

NET ASSETS:
   Beginning of year..................        55,280,612          84,148,305
                                        ----------------    ----------------
   End of year........................  $     58,615,133    $     55,280,612
                                        ================    ================

NOVEMBER 30, 2000
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"), collectively the "Portfolios". Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors ( the "Investment Adviser") and OCC Distributors ( the "Distributor"), both subsidiaries of Oppenheimer Capital, an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serve as each Portfolio's investment adviser and distributor, respectively.

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     (a)  VALUATION OF INVESTMENTS

Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

     (b)  FEDERAL INCOME TAXES

Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no federal income tax provision is required.

     (c)  SECURITIES TRANSACTIONS AND OTHER INCOME

Securities transactions are accounted for on the trade date. The cost of securities sold is determined on the identified cost basis. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

     (d)  DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     (e)  EXPENSE ALLOCATION

Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or on another reasonable basis.

     (f)  EXPENSE OFFSET

The Portfolios benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolios.

     (g)  DIRECTORS' RETIREMENT PLAN

The Fund's Directors have adopted a Retirement Plan (the "Plan") . The Plan provides for payments upon retirement to independent directors based upon the average annual compensation paid to them during their five highest paid years of service. An independent director must serve for a minimum of seven years (or such lesser period as may be approved by the board) to become eligible to receive benefits. For the year ended November 30, 2000, Primary, Government, General, California and New York accrued $84,319, $3,382, $4,413, $2,440 and $2,005, respectively in connection with the Plan.

2. INVESTMENT ADVISORY FEE AND DISTRIBUTION FEE

(a) Under the Investment Advisory Agreement, each Portfolio pays the Investment Adviser a monthly investment advisory fee at the annual rate of 0.50% on the first $100 million of average daily net assets, 0.45% on the next $200 million of average daily net assets, and 0.40% on average daily net assets in excess of $300 million. The Investment Adviser is contractually obligated to waive its fees and/or reimburse operating expenses to the extent total operating expenses of a Portfolio exceeds 1.00% of its average daily net assets (net of any expense offset) for any fiscal year.

(b) Under the Distribution Assistance Plan, each Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets and the Investment Adviser uses such amounts in its entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance provided to the Portfolios and (ii) promoting the sale of shares of the Fund.

3.  FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

Each Portfolio invests in issues with a remaining maturity of thirteen months or less and are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Investment Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At November 30, 2000, major industry concentrations were: Banking--42.3%, Finance--16.2%, Diversified--6.1%, Chemicals--3.7%, Brokerage--3.6%, and Sovereign--5.8%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States, the District of Columbia and their political subdivisions and duly constituted authorities. California and New York maintain portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. In accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, single state funds are required to be diversified with respect to 75% of their total assets. Accordingly, California and New York, maintain diversified portfolios with respect to 75% of their total assets. An issuers' ability to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

4. CAPITAL LOSS CARRYFORWARD

At November 30, 2000, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains for federal income tax purposes were: Primary--$2,307, which expires in 2008; General--$36,358, of which $299 will expire in 2001, $33,497 will expire in 2003, $1,853 will expire in 2005 and $709 will expire in 2006; California--$24,861, of which $1,137 will expire in 2001, $13,827 will expire 2003, $9,304 will expire in 2004 and $593 will expire in 2005; New York--$21,397 of which $934 will expire in 2001, $19,669 will expire in 2003, and $794 will expire in 2005. To the extent that these capital loss carry forwards are used to offset future net realized capital gains, the gains offset will not be distributed to shareholders. General, California and New York had $8,627, $5,856, and $3,198, respectively of capital loss carryforwards expire on November 30, 2000. Such amounts have been reclassified to additional paid-in-capital to reflect the respective Portfolio's federal tax basis of available accumulated capital loss carry forward.

5. ACQUISITION OF INVESTMENT ADVISER

On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer. For the Fund, the change of control as a result of the closing of the Implementation Agreement resulted in the automatic termination of the current investment advisory agreement with OpCap Advisors and the current investment advisory agreement with OCC Distributors. Prior to the closing of the Implementation Agreement, the Board of Directors and stockholders of the Fund approved new agreements with OpCap Advisors and OCC Distributors to become effective upon the closing of the Implementation Agreement.

FINANCIAL HIGHLIGHTS FOR A SHARE OUSTANDING THROUGHOUT EACH YEAR


                                                           INCOME FROM                                   DIVIDENDS
                                                            OPERATIONS                               AND DISTRIBUTIONS
                                              -------------------------------------   ---------------------------------------------

                                                                                      Dividends to
                                Net Asset                   Net                       Shareholders  Distributions   Total Dividends
                                 Value,          Net      Realized       Total         from Net    to Shareholder  and Distributions
                                Beginning    Investment  Gain (Loss)    Income from    Investment      from Net          to
                                 of Year       Income   on Investments   Operations     Income     Realized Gains   Shareholders
PRIMARY PORTFOLIO:
   YEAR ENDED NOVEMBER 30, 2000    $1.00        $0.06        $(0.00)        $0.06        $(0.06)       $(0.00)       $(0.06)
              November 30, 1999     1.00         0.04          0.00          0.04         (0.04)           --         (0.04)
              November 30, 1998     1.00         0.05          0.00          0.05         (0.05)           --         (0.05)
              November 30, 1997     1.00         0.05         (0.00)         0.05         (0.05)           --         (0.05)
              November 30, 1996     1.00         0.05         (0.00)         0.05         (0.05)        (0.00)        (0.05)
GOVERNMENT PORTFOLIO:
   Year ended November 30, 2000    $1.00        $0.05         $0.00         $0.05        $(0.05)       $(0.00)       $(0.05)
              November 30, 1999     1.00         0.04          0.00          0.04         (0.04)           --         (0.04)
              November 30, 1998     1.00         0.05          0.00          0.05         (0.05)           --         (0.05)
              November 30, 1997     1.00         0.05          0.00          0.05         (0.05)           --         (0.05)
              November 30, 1996     1.00         0.04          0.00          0.04         (0.04)        (0.00)        (0.04)
GENERAL MUNICIPAL PORTFOLIO:
   Year ended November 30, 2000    $1.00        $0.03        $(0.00)        $0.03        $(0.03)           --        $(0.03)
              November 30, 1999     1.00         0.02         (0.00)         0.02         (0.02)           --         (0.02)
              November 30, 1998     1.00         0.03         (0.00)         0.03         (0.03)           --         (0.03)
              November 30, 1997     1.00         0.03         (0.00)         0.03         (0.03)           --         (0.03)
              November 30, 1996     1.00         0.03          0.00          0.03         (0.03)           --         (0.03)
CALIFORNIA MUNICIPAL PORTFOLIO:
   Year ended November 30, 2000    $1.00        $0.03            --         $0.03        $(0.03)           --        $(0.03)
              November 30, 1999     1.00         0.02            --          0.02         (0.02)           --         (0.02)
              November 30, 1998     1.00         0.02            --          0.02         (0.02)           --         (0.02)
              November 30, 1997     1.00         0.03        $(0.00)         0.03         (0.03)           --         (0.03)
              November 30, 1996     1.00         0.02         --             0.02         (0.02)           --         (0.02)
NEW YORK MUNICIPAL PORTFOLIO:
   Year ended November 30, 2000    $1.00        $0.03         $0.00         $0.03        $(0.03)           --        $(0.03)
              November 30, 1999     1.00         0.02          0.00          0.02         (0.02)           --         (0.02)
              November 30, 1998     1.00         0.03            --          0.03         (0.03)           --         (0.03)
              November 30, 1997     1.00         0.03         (0.00)         0.03         (0.03)           --         (0.03)
              November 30, 1996     1.00         0.03            --          0.03         (0.03)           --         (0.03)

                                                                                RATIOS TO
                                                                                 AVERAGE
                                                                                NET ASSETS
                                                                          -----------------------

                                     Net Asset               Net Assets,
                                       Value,                  End of                     Net
                                       End of     Total         Year                   Investment
                                        Year     Return(1)   (millions)   Expenses(2)    Income

PRIMARY PORTFOLIO:
     YEAR ENDED NOVEMBER 30, 2000      $1.00       5.64%      $2,612.9     0.82%         5.49%
                November 30, 1999       1.00       4.41%       2,463.3     0.82%         4.32%
                November 30, 1998       1.00       4.90%       2,572.4     0.83%         4.78%
                November 30, 1997       1.00       4.85%       2,166.6     0.85%         4.75%
                November 30, 1996       1.00       4.69%       1,712.6     0.91%         4.60%
GOVERNMENT PORTFOLIO:
     Year ended November 30, 2000      $1.00       5.34%         $72.8     0.99%         5.21%
                November 30, 1999       1.00       4.17%          84.0     0.95%         4.09%
                November 30, 1998       1.00       4.63%         112.1     0.98%(3)      4.53%(3)
                November 30, 1997       1.00       4.60%         100.0     0.98%(3)      4.51%(3)
                November 30, 1996       1.00       4.51%         101.1     1.00%(3)      4.41%(3)
GENERAL MUNICIPAL PORTFOLIO:
     Year ended November 30, 2000      $1.00       3.06%        $123.1     0.97%         3.00%
                November 30, 1999       1.00       2.29%         120.0     0.93%         2.26%
                November 30, 1998       1.00       2.66%         171.8     0.92%         2.62%
                November 30, 1997       1.00       2.74%         137.0     0.96%         2.70%
                November 30, 1996       1.00       2.56%         122.3     0.99%         2.53%
CALIFORNIA MUNICIPAL PORTFOLIO:
     Year ended November 30, 2000      $1.00       2.58%         $75.2     0.94%         2.56%
                November 30, 1999       1.00       2.06%          66.5     0.91%         2.03%
                November 30, 1998       1.00       2.39%          70.4     0.95%         2.36%
                November 30, 1997       1.00       2.68%          55.7     0.90%(4)      2.64%(4)
                November 30, 1996       1.00       2.42%          53.4     0.85%(4)      2.42%(4)
NEW YORK MUNICIPAL PORTFOLIO:
     Year ended November 30, 2000      $1.00       2.94%         $58.6     1.01%(5)      2.89%(5)
                November 30, 1999       1.00       2.16%          55.3     0.96%         2.11%
                November 30, 1998       1.00       2.50%          84.1     0.98%         2.46%
                November 30, 1997       1.00       2.66%          73.2     0.98%(5)      2.63%(5)
                November 30, 1996       1.00       2.50%          60.0     0.97%(5)      2.45%(5)


---------------------------------
(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
(2) INCLUSIVE OF EXPENSES OFFSET BY EARNINGS CREDITS (SEE NOTE 1g IN NOTES TO FINANCIAL STATEMENTS).
(3) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.99% AND 4.52%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1998, 0.99% AND 4.50%, FOR THE YEAR ENDED NOVEMBER 30, 1997, AND 1.00% AND 4.41%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996.
(4) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET OPERATING EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.96% AND 2.58%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997 AND 0.97% AND 2.30%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996.
(5) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.03% AND 2.86%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 2000, 0.99% AND 2.62%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997, AND 0.98% AND 2.44%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1996.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of OCC Cash Reserves, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Portfolio, Government Portfolio, General Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio (constituting OCC Cash Reserves, Inc., hereafter referred to as the "Fund") at November 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 12, 2001

[LOGO]

DIRECTORS AND OFFICERS

JOSEPH M. LA MOTTA         DIRECTOR & CHAIRMAN
WILLIAM P. MCDANIEL        PRESIDENT
V. LEE BARNES              DIRECTOR
PAUL Y. CLINTON            DIRECTOR
THOMAS W. COURTNEY         DIRECTOR
LACY B. HERRMANN           DIRECTOR
THEODORE T. MASON          DIRECTOR
MATTHEW GREENWALD          VICE PRESIDENT
BENJAMIN D. GUTSTEIN       VICE PRESIDENT
BRIAN S. SHLISSEL          TREASURER

INVESTMENT ADVISER
OPCAP ADVISORS
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

DISTRIBUTOR
OCC DISTRIBUTORS
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

CUSTODIAN, TRANSFER AND
SHAREHOLDER SERVICING AGENT
STATE STREET BANK AND TRUST COMPANY
P.O. BOX 8505
BOSTON, MA 02266

[LOGO]

-  Primary Portfolio
-  Government Portfolio
-  General Municipal Portfolio
-  California Municipal Portfolio
-  New York Municipal Portfolio


ANNUAL REPORT

November 30, 2000

  TABLE OF CONTENTS
  PRESIDENT'S LETTER..............................  1
  INVESTMENT REVIEW...............................  2
  SCHEDULES OF INVESTMENTS........................  4
  STATEMENTS OF ASSETS AND LIABILITIES............ 12
  STATEMENTS OF OPERATIONS........................ 13
  STATEMENTS OF CHANGES IN NET ASSETS............. 14
  NOTES TO FINANCIAL STATEMENTS................... 16
  FINANCIAL HIGHLIGHTS............................ 18
  REPORT OF INDEPENDENT ACCOUNTANTS............... 19

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